Equity Instruments at fair value through Profit or loss - Summary of Equity Instruments at Fair Value Through Profit or Loss (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	$ 51,518	$ 417,334	$ 749,675
Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	45,772	411,424	742,939
Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	5,746	5,910	6,736
Siderar SAIC [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss			197,035
Aluar Aluminio Argentino [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss			145,177
Other [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	349	356,063	373,529
Level 3 [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	45,408	52,819	32,049
Level 3 [member] | Mercado Abierto Electrnico SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	25,078	30,632	7,037
Level 3 [member] | COELSA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	4,826	4,500	2,499
Level 3 [member] | Argentina Clearing SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	4,569	4,750	4,409
Level 3 [member] | SEDESA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	3,975	5,771	6,434
Level 3 [member] | Mercado a Termino Rosario SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	3,663	3,793	3,482
Level 3 [member] | Provincanje SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	758	800	1,857
Level 3 [member] | Sanatorio Las Lomas SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	600	596	549
Level 3 [member] | Proin SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	513	757	590
Level 3 [member] | El Taura SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	185	273	341
Level 3 [member] | Sociedad de Telecomunicaciones Financieras Interbancarias Mundiales [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	969	465	457
Level 1 [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	6,110	364,515	683,928
Level 1 [member] | Mercado a Termino Rosario SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	1,256	3,489
Level 1 [member] | Banco Latinoamericano de Comercio Exterior SA [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	$ 4,777	$ 5,445	$ 6,279